Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Bank Borrowings [Line Items]
Short-term interest rate	3.10%
Loan facility	¥ 5,200
Interest rate per annum	1.50%
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Bank borrowing		¥ 600
Revolving Credit Facility [Member]
Bank Borrowings [Line Items]
Loan facility	¥ 14,494
Shanghai Youxu [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing	¥ 2,000
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Short-term bank borrowing		¥ 2,000
Qishang Bank Co., Ltd. [Member]
Bank Borrowings [Line Items]
Loan term	12 years